Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets
Schedule of intangible assets and goodwill

	Dec 31, 2018
		Utilization
		rights,				Total other
		trademarks	Licenses	Customer	Construction	intangible
	Note	and software	(frequency)	agreements	in progress	assets	Goodwill	Total
Cost
Cost at January 1		4,840	3,186	1,483	410	9,919	7,656	17,575
Cost for assets classified as held for sale	36	(232)	(556)	(264)	(26)	(1,078)	(457)	(1,535)
Acquisitions through business combinations	15	6,092	36	8,962	12	15,102	24,657	39,759
Additions		109	798	—	909	1,816	—	1,816
Disposals		(420)	(218)	(9)	(66)	(713)	—	(713)
Reclassification		507	41	—	(480)	68	—	68
Exchange rate differences		15	15	(6)	1	25	181	206
Total cost		10,911	3,302	10,166	760	25,139	32,037	57,176

Accumulated amortization
Accumulated amortization at January 1		(3,013)	(1,799)	(663)	—	(5,475)		(5,475)
Accumulated amortization for assets classified as held for sale	36	106	378	264	—	748		748
Amortization		(605)	(217)	(272)	—	(1,094)		(1,094)
Disposals		410	209	9	—	628		628
Exchange rate differences		(13)	(1)	7	—	(7)		(7)
Total accumulated amortization		(3,115)	(1,430)	(655)	—	(5,200)		(5,200)

Accumulated impairment
Accumulated impairment at January 1		(273)	(127)	—	—	(400)	(2,139)	(2,539)
Accumulated impairment for assets classified as held for sale	36	—	—	—	—	—	328	328
Reversal of impairment	5	—	73	—	—	73	—	73
Exchange rate differences		(1)	(7)	—	—	(8)	(67)	(75)
Total accumulated impairment		(274)	(61)	—	—	(335)	(1,878)	(2,213)
TOTAL INTANGIBLE ASSETS		7,522	1,811	9,511	760	19,604	30,159	49,763

Of the total 2018 additions in intangible assets, SEK 197 (2017: 127) million consist of internally generated intangibles. Internally generated intangible assets and construction in progress mainly consist of software.

	Dec 31, 2017
	Utilization
	rights,				Total other
	trademarks	Licenses	Customer	Construction	intangible
	and software	(frequency)	agreements	in progress	assets	Goodwill	Total
Cost
Cost at January 1	4,591	4,789	3,458	407	13,245	15,054	28,299
Cost for assets classified as held for sale	(6)	(1,635)	(1,320)	—	(2,961)	(5,514)	(8,475)
Acquisitions through business combinations	—	—	—	—	—	(4)	(4)
Cost in divested companies	(222)	—	(672)	(21)	(915)	(2,135)	(3,050)
Additions	131	1	—	492	624	—	624
Disposals	(81)	(8)	—	—	(89)	—	(89)
Reclassification	427	31	—	(469)	(11)	—	(11)
Exchange rate differences	—	8	17	1	26	255	281
Total cost	4,840	3,186	1,483	410	9,919	7,656	17,575

Accumulated amortization
Accumulated amortization at January 1	(2,756)	(1,844)	(2,430)	—	(7,030)		(7,030)
Accumulated amortization for assets classified as held for sale	6	364	1,320	—	1,690		1,690
Accumulated amortization in divested companies	196	—	624	—	820		820
Amortization	(530)	(340)	(161)	—	(1,031)		(1,031)
Disposals	76	8	—	—	84		84
Reclassification	2	—	—	—	2		2
Exchange rate differences	(7)	13	(16)	—	(10)		(10)
Total accumulated amortization	(3,013)	(1,799)	(663)	—	(5,475)		(5,475)

Accumulated impairment
Adjusted accumulated impairment at January 1	(273)	(123)	(47)	—	(443)	(7,456)	(7,899)
Accumulated impairment for assets classified as held for sale	—	—	—	—	—	4,541	4,541
Accumulated impairment in divested companies	—	—	47	—	47	2,126	2,173
Impairment	—	—	—	—	—	(1,194)	(1,194)
Exchange rate differences	—	(4)	—	—	(4)	(156)	(160)
Total accumulated impairment	(273)	(127)	—	—	(400)	(2,139)	(2,539)
TOTAL INTANGIBLE ASSETS	1,554	1,260	820	410	4,044	5,517	9,561

	Dec 31, 2016
	Utilization
	rights,				Total other
	trademarks	Licenses	Customer	Construction	intangible
	and software	(frequency)	agreements	in progress	assets	Goodwill	Total
Cost
Cost at January 1	3,847	4,266	2,265	420	10,798	12,910	23,708
Acquisitions through business combinations	208	148	1,073	—	1,429	1,561	2,990
Additions	122	141	—	395	658	—	658
Disposals	2	—	—	40	42	—	42
Reclassification	364	73	—	(451)	(14)	—	(14)
Exchange rate differences	48	161	120	3	332	583	915
Total cost	4,591	4,789	3,458	407	13,245	15,054	28,299

Accumulated amortization
Accumulated amortization at January 1	(2,302)	(1,464)	(2,200)	—	(5,966)		(5,966)
Amortization	(431)	(331)	(115)	—	(877)		(877)
Disposals	3	1	—	—	4		4
Reclassification	6	—	—	—	6		6
Exchange rate differences	(32)	(50)	(115)	—	(197)		(197)
Total accumulated amortization	(2,756)	(1,844)	(2,430)	—	(7,030)		(7,030)

Accumulated impairment
Accumulated impairment at January 1	(273)	(117)	(45)	—	(435)	(4,249)	(4,684)
Impairment	—	—	—	—	—	(2,954)	(2,954)
Exchange rate differences	—	(6)	(2)	—	(8)	(253)	(261)
Total accumulated impairment	(273)	(123)	(47)	—	(443)	(7,456)	(7,899)
TOTAL INTANGIBLE ASSETS	1,562	2,822	981	407	5,772	7,598	13,370

Schedule of goodwill and trademark allocation to cash generating units

	Goodwill			Trademark
Cash generating units and operating segments	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016	Dec 31, 2018
Sweden Consumer	25,459			5,383
Sweden Business	1,857			—
Sweden		2,668	2,672	—
Lithuania	868	832	808	—
Latvia	1,244	1,193	1,158	—
Estonia	721	691	672	—
Netherlands			2,132
Kazakhstan		133	147
Austria	—	—	9	—
IoT	10	—	—	—
Total	30,159	5,517	7,598	5,383

Schedule of assumptions for value in use calculations used for all cash generating units

	WACC pre tax			Forecast period, in years			Growth rate after the forecast period
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Sweden Consumer	10%			3			0%
Sweden Business	10%			3			0%
Sweden		10%	10%		3	3		0%	0%
Lithuania	11%	10%	10%	3	3	3	2%	2%	2%
Latvia	11%	10%	9%	3	3	3	2%	2%	2%
Estonia	11%	10%	9%	3	3	3	2%	2%	2%
IoT	19%			10			1%